Cover	Oct. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-40621
Entity Registrant Name	MOBIX LABS, INC.
Entity Central Index Key	0001855467
Entity Tax Identification Number	98-1591717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, par value $0.00001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	MOBX
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol	MOBXW
Security Exchange Name	NASDAQ